RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Sep. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Notes receivable from related party			$ 0	$ 707,100,000
Notes payable to related party			0	1,003,100,000
SPX
Related Party Transaction [Line Items]
Notes receivable from related party				707,100,000
Reduction of related party notes receivable	$ 669,700,000
Related party interest income			26,200,000	$ 47,100,000	$ 24,800,000
Related party notes receivable, weighted-average interest rate				6.00%
Notes payable to related party				$ 1,003,100,000
Reduction of related party notes payable		$ 991,300,000
Related party notes payable, interest expense			$ 28,400,000	$ 72,900,000	$ 61,100,000
Related party notes payable, weighted average interest rate				7.00%